Non-financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other non-financial liabilities	$ 24,782,337	$ 61,144,166
Other non-financial liabilities current	30,614,179	55,786,542
VAT Payable [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities	23,679,401	58,403,550
Other non-financial liabilities current	26,583,014	42,786,530
Tax On Bank Account Transactions Payable [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities	1,102,936	2,740,616
Other non-financial liabilities current	1,755,233	2,424,095
Turnover Tax Payable [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities current	700,702	791,431
Income Tax Withholdings Payable [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities current	956,759	8,531,927
Concession Fees And Royalties [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities current	576,364	657,267
Others [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities current	$ 42,107	$ 595,292